SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details) - USD ($)					12 Months Ended
	Dec. 03, 2024	Sep. 25, 2024	Jul. 19, 2024	Dec. 04, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Stock price ($CA)					$ 8.39	$ 1.25
Warrant exercise price						$ 1.52
Warrant expected life.						5 years
Volatility	88.05%	87.63%	85.93%	75.66%	88.05%	75.66%	83.51%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk free interest rate	2.91%	2.79%	3.35%	3.54%	2.93%	3.54%
Fair value of derivative warrant liability					$ 35,750,607	$ 1,002,264
Number of warrants					$ 8,298,912	$ 1,786,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price					$ 1.52
Warrant expected life.					3 years 11 months 4 days
Volatility					85.73%	82.17%
Risk free interest rate					2.99%	2.88%	1.80%
Top of range [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price					$ 8.39
Warrant expected life.					4 years 11 months 4 days
Volatility					86.97%	82.45%
Risk free interest rate					3.55%	3.48%	3.48%